Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common Stock [Member]	Preferred Stock	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interest
Beginning Balance at Dec. 31, 2021	$ 10,150	$ 7,242	$ 1,422	$ 79	$ 25	$ 1,348	$ 34
Net income of Emera Inc.	1,009	0	0	0	0	1,008	1
Other comprehensive income (loss), net of tax expense	553	0	0	0	553	0	0
Dividends declared on preferred stock (note 28)	(63)	0	0	0	0	(63)	0
Dividends declared on common stock	(709)	0	0	0	0	(709)	0
Issued under the at-the-market program ("ATM"), net of after-tax issuance costs	248	248	0	0	0	0	0
Issued under the Dividend Reinvestment Program ("DRIP"), net of discount	238	238	0	0	0	0	0
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	36	34	0	2	0	0	0
Disposal of non-controlling interest of Dominica Electricity Services Ltd ("Domlec")	(20)	0	0	0	0	0	(20)
Other	(1)	0	0	0	0	0	(1)
Ending Balance at Dec. 31, 2022	11,441	7,762	1,422	81	578	1,584	14
Net income of Emera Inc.	1,045	0	0	0	0	1,044	1
Other comprehensive income (loss), net of tax expense	(273)	0	0	0	(273)	0	0
Dividends declared on preferred stock (note 28)	(66)	0	0	0	0	(66)	0
Dividends declared on common stock	(759)	0	0	0	0	(759)	0
Issued under the at-the-market program ("ATM"), net of after-tax issuance costs	397	397	0	0	0	0	0
Issued under the Dividend Reinvestment Program ("DRIP"), net of discount	272	272	0	0	0	0	0
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	32	31	0	1	0	0	0
Other	(1)	0	0	0	0	0	(1)
Ending Balance at Dec. 31, 2023	$ 12,088	$ 8,462	$ 1,422	$ 82	$ 305	$ 1,803	$ 14